COLT 2024-7 Mortgage Loan Trust ABS-15G

Exhibit 99.7

Loan ID	Deal ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	4350110650	B	B	A	A	A	A	B	B	Closed	FVAL2477	XXXX	XXXX	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Acknowledged-Exception approved to accept appraisal dated after DH application on a transferred in appraisal. Lender client is broker client, XXXX. CDA supports value without variance. - Due Diligence Vendor-03/07/2024	Acknowledged-Exception approved to accept appraisal dated after DH application on a transferred in appraisal. Lender client is broker client, XXXX. CDA supports value without variance. - Due Diligence Vendor-03/07/2024
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals XXXX
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - XXXX Years
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of XXXX Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - XXXX Years
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of XXXX% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More
																										Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of XXXX is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points	DTI< 20%, > 12 mo reserves, and > 10x residual.	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Second Home	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	XXXX
XXXX	4350110650	B	B	A	A	A	A	B	B	Closed	FVAL9739	XXXX	XXXX	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Property/Appraisal General	Acknowledged-Transferred appraisal dated 2.12 which is after the application date of 2.9. - Due Diligence Vendor-03/07/2024	Acknowledged-Transferred appraisal dated 2.12 which is after the application date of 2.9. - Due Diligence Vendor-03/07/2024	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.6966562173458725
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 14.17 Years
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 19.03 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months
Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 10 Years
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of 19.93% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More
																										Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of XXXX is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points	DTI<20%, Residual>$100,000. AMC utilized in the appraisal process.	XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Second Home	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	XXXX
XXXX	4350110648	C	A	A	A	C	A	A	A	Closed	finding-3652	XXXX	XXXX	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Associated revised CD received. Finding resolved. - Due Diligence Vendor-03/27/2024
Ready for Review-Document Uploaded. Document Uploaded. Please see the attached CD with COC release on XXXX and review via email on XXXX. We closed on XXXX. - Buyer-03/26/2024
Open-***Rate lock information and COC indicate the rate lock was extended on XXXX. The original file does not contain a Revised CD issued within 3 business days of the date of change. - Due Diligence Vendor-03/22/2024
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Revised Closing Disclosure dated 3/4/2024 is missing loan package. COC page # 788 stating rate lock extended and disclosure tracking details page # 784 showing borrower received on XXXX. Provide revised closing disclosure dated XXXX. - Due Diligence Vendor-03/20/2024	Resolved-Associated revised CD received. Finding resolved. - Due Diligence Vendor-03/27/2024	Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 36.23% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals XXXX
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of XXXX% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of XXXX% Is Below The Guideline Maximum Of 75% By Ten Percent (10%) Or More
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of XXXX is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - XXXX Years
																										Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of XXXX Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Primary Residence	Refinance	Cash Out - Other	NA	NA	XXXX
XXXX	4350110648	C	A	A	A	C	A	A	A	Closed	finding-3625	XXXX	XXXX	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Invoice for credit report confirming final payee received. Finding resolved. - Due Diligence Vendor-03/27/2024
Ready for Review-Document Uploaded. Please see the attached credit report that was billed broker who paid it upfront and was reimburse on the final CD.  - Buyer-03/26/2024
Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. ***Section B contains a fee payable to the broker. Fees payable to the broker do not typically belong in Section B unless paid to the broker for the benefit of a third party. Lender to confirm if paid for the benefit of a third party and provide evidence supporting this such as the third party's invoice and a corrected PCCD with payee's Name updated. - Due Diligence Vendor-03/22/2024	Resolved-Invoice for credit report confirming final payee received. Finding resolved. - Due Diligence Vendor-03/27/2024	Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 36.23% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals XXXX
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of XXXX% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of XXXX% Is Below The Guideline Maximum Of 75% By Ten Percent (10%) Or More
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of XXXX is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - XXXX Years
																										Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of XXXX Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Primary Residence	Refinance	Cash Out - Other	NA	NA	XXXX
XXXX	4350110648	C	A	A	A	C	A	A	A	Closed	finding-3545	XXXX	XXXX	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date and Changed Circumstances Date Test	Resolved-Associated revised CD received. Finding resolved. - Due Diligence Vendor-03/27/2024

Ready for Review-Document Uploaded. Please see the attached CD with COC release on 03.04.24 and review via email on 03.04.24. We closed on 03.08.24.
 - Buyer-03/26/2024

Open-***Rate lock information and COC indicate the rate lock was extended on 3/4/24. The original file does not contain a Revised CD issued within 3 business days of the date of change. - Due Diligence Vendor-03/22/2024

Open-This loan failed the revised closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in 2015 , 12 CFR §1026.19(e)(4)(i) )The revised closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and 10% tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)). - Due Diligence Vendor-03/22/2024	Resolved-Associated revised CD received. Finding resolved. - Due Diligence Vendor-03/27/2024	Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of 36.23% Is Below the Guideline Maximum Of 75% By Ten Percent (10%) or More
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals XXXX
Calculated DTI Is Less Than The Guideline Maximum By Five Percent (5%) Or More - Calculated DTI Of XXXX% Is Less Than The Guideline Maximum Of 50% By Five Percent (5%) Or More
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of XXXX% Is Below The Guideline Maximum Of 75% By Ten Percent (10%) Or More
Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of XXXX is Greater Than The Guideline Minimum Of 680 By Twenty (20) or More Points
Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - XXXX Years
																										Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of XXXX Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Primary Residence	Refinance	Cash Out - Other	NA	NA	XXXX
XXXX	4350110649	D	A	D	A	A	A	A	A	Closed	FCRE7497	XXXX	XXXX	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Final CD for 7460 humming bird confirming PITI $XXXX Provided - Due Diligence Vendor-04/08/2024
Ready for Review-Document Uploaded. Please see the attached CD for XXXX. - Buyer-04/05/2024
Counter-Final CD provided is for "XXXX" however exception is requesting evidence of the PITIA for the property located at XXXX. Please provide.  - Due Diligence Vendor-04/04/2024
Ready for Review-Document Uploaded. We refi’d the PHL loan with loan # XXXX. Pls see attached CD showing the current payment. - Buyer-04/04/2024
Open-Missing evidence of the PITIA for the property located at XXXX. Information taken from the final application. - Due Diligence Vendor-04/02/2024	Resolved-Final CD for XXXX confirming PITI XXXX Provided - Due Diligence Vendor-04/08/2024	Original CLTV is Below the Guideline Maximum By Ten Percent (10%) or More - Original CLTV Of XXXX% Is Below the Guideline Maximum Of 85% By Ten Percent (10%) or More
Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of XXXX% Is Below The Guideline Maximum Of 85% By Ten Percent (10%) Or More
Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals XXXX
																										Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of XXXX Are Greater Than The Guideline Minimum Of 7.94 By Six (6) Or More Months		XXXX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXXX	XXXX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	NA	NA	XXXX